Stock-based compensation - Stock options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares D	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares
Stock-based compensation
Number Of Trading Days Considered For Determination Of Exercise Price Of Stock Options | D	5
Stock options
Stock-based compensation
Vesting period of awards	3 years
Expiration period of award	7 years
Key assumptions
Outstanding, Shares	1,134,697	1,563,467	3,957,362
Number of shares granted	0
Granted (in dollars per share) | $ / shares		$ 13.73
Number of options available to be exercised	957,778	972,370
Stock options | Operating expenses
Key assumptions
Compensation expense | $	$ 0.3	$ 0.4